OPERATING INCOME AND OPERATING EXPENSES (Details 3) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating income and operating expense [Abstract]
Operating leases		$ 563,861	$ 493,486	$ 448,754
Net foreign exchange		294,068	132,292	(157,933)
Services		164,150	167,914	165,737
Other reversals		140,012	37,767	8,110
Investment property valuation		55,573	149,299	150,176
Insurance	[1]	49,640	49,679	0
Gains on sale of assets		40,600	60,282	8,408
Derivatives foreign exchange contracts		21,917	164,172	527,137
Penalties for failure to contract		19,881	14,634	14,963
Hedging		(3,678)	(5,985)	(20,509)
Others		286,322	223,583	227,859
Total Other operating income		$ 1,632,346	$ 1,487,123	$ 1,372,702

[1]	Corresponds to income from Seguros Agromercantil insurance operations. See Note 8: Goodwill and Intangible assets, net.